SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:	SHAREHOLDERS' EQUITY

a.
Ordinary shares

The ordinary shares of the Company entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company and to receive dividends, if declared.

b.
Stock Options and RSUs plans

In 2003, the Company adopted a share option plan which has been extended or replaced from time to time. To date, the plan that was in effect was the Amended and Restated Share Option and RSU Plan as amended on August 10, 2014 (the “Plan”). Under the Plan, options and RSUs were granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years, subject to certain exceptions. The options expire six years from the date of grant. The Plan was extended to expire on December 31, 2024 and then expired. In 2024, the Company adopted a new share option plan, the 2024 Equity Incentive Plan, to replace the Plan (the “New Plan”). Under the New Plan, options and RSUs may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years, subject to certain exceptions. The options expire six years from the date of grant.

The Company has reserved sufficient authorized but unissued Shares for purposes of the Plan and the New Plan (together the “Plans”) subject to adjustments as provided in the Plans.

The following table summarizes the activities for the Company’s stock options for the six months ended June 30, 2025:

	Six months ended June 30, 2025
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
				$ thousands

Outstanding at beginning of year	3,723,286	2.52	4.06	8,005
Granted	973,783	2.63
Exercised	(267,765)	2.44
Forfeited or expired	(222,098)	2.21

Outstanding at end of the period	4,207,206	2.57	4.12	603

Options exercisable at end of the period	1,946,843	2.58	3.60	323

Vested and expected to vest	3,752,649	2.57	4.01	560

The weighted average fair value of options granted during the six months ended June 30, 2025, and 2024 was $1.05 and $1.24, respectively.

The intrinsic value of options exercised during the six months ended June 30, 2025, and 2024 was $264 thousand and $141 thousand, respectively.

The following table summarizes the activities for the Company’s RSUs for the six months ended June 30, 2025:

	Six months ended June 30, 2025
	Number of RSUs	Weighted average fair value
Unvested at beginning of year	2,723,042	2.43
Granted	878,190	2.47
Vested	(360,637)	2.26
Forfeited	(322,424)	2.40

Unvested at end of period	2,918,171	2.47

As of June 30, 2025, the total unrecognized estimated compensation cost related to non-vested stock options and RSUs granted prior to that date was $3,854 thousand, which is expected to be recognized over a weighted average period of approximately one year.

The following table sets forth the total share-based compensation expenses included in the consolidated statements of operations for the six months ended June 30, 2025, and 2024:

	Six months ended June 30
	2025	2024
	$ thousands	$ thousands
Cost of revenues	189	265
Research and development	278	336
Sales and Marketing	640	683
General and administrative	1,092	1,186

Total share-based compensation expense	2,199	2,470